FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Non Designated Derivative Financial Instruments (Details) - Non-Designated Derivative Financial Instruments - At fair value - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Derivative Financial Instrument
Fair value outstanding, beginning of year	$ (121)	$ (39)
Cash settlements - paid (received) during the year	178	(257)
Changes in fair value recognized in earnings during the year (note 7)	(155)	175
Fair value outstanding, end of year	$ (98)	$ (121)